Segmented Information - Assets and Liabilities by Segment (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total general fund assets	$ 231,889	$ 221,935
Investments for account of segregated fund holders	166,566	148,786
Total general fund liabilities	206,397	195,806
Consolidation adjustments
Disclosure of operating segments [line items]
Total general fund assets	(444)	(326)
Investments for account of segregated fund holders	0	0
Total general fund liabilities	(444)	(326)
Canada | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	124,049	120,987
Investments for account of segregated fund holders	159,020	140,900
Total general fund liabilities	117,923	114,300
U.S. | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	35,825	37,006
Investments for account of segregated fund holders	406	429
Total general fund liabilities	29,321	30,495
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	10,537	11,066
Asset Management | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	10,537	11,066
Investments for account of segregated fund holders	0	0
Total general fund liabilities	7,371	7,858
Asia | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	49,152	43,158
Investments for account of segregated fund holders	7,140	7,457
Total general fund liabilities	43,018	37,780
Corporate
Disclosure of operating segments [line items]
Total general fund assets	12,770	10,044
Corporate | Reportable segments
Disclosure of operating segments [line items]
Total general fund assets	12,770	10,044
Investments for account of segregated fund holders	0	0
Total general fund liabilities	$ 9,208	$ 5,699